Accrued liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued liabilities
Accrued liabilities

	December 31, 2014	December 31, 2013
Accrued interest payable	$1,514	$1,836
Payroll liabilities	9,845	11,970
Liabilities related to equipment leases	786	190
Current portion of deferred gain on sale leaseback (note 16(d))	93	—
Dividends payable (note 17(d))	697	—
Income and other taxes payable	2,062	1,659
	$14,997	$15,655